Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended		2 Months Ended		4 Months Ended	10 Months Ended	12 Months Ended	16 Months Ended
	Nov. 03, 2025	Oct. 29, 2025	Sep. 13, 2024	Nov. 30, 2025	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2025
Capital Group Core Bond Completion Fund - Class M
Account Value [Line Items]
Line Graph and Table Measure Name										Capital Group Core Bond Completion Fund — Class M
Accumulated Value			$ 10,000					$ 9,746	$ 10,209		$ 10,488
Capital Group Core Plus Completion Fund - Class M
Account Value [Line Items]
Line Graph and Table Measure Name										Capital Group Core Plus Completion Fund — Class M
Accumulated Value		$ 10,000			$ 10,067		$ 10,052
Capital Group Municipal Income Completion Fund - Class M
Account Value [Line Items]
Line Graph and Table Measure Name										Capital Group Municipal Income Completion Fund — Class M
Accumulated Value	$ 10,000			$ 10,007		$ 10,063
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Index
Accumulated Value		$ 10,000	$ 10,000		$ 10,039		$ 10,024	$ 9,649	$ 10,037		$ 10,354
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Municipal Bond Index
Accumulated Value	$ 10,000			$ 10,022		$ 10,031